Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Parenthetical) (Detail) - Credit Card Loans [member] - Bottom of range [member]
	3 Months Ended	12 Months Ended
	Jan. 31, 2024	Oct. 31, 2023
Principal [member]
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days
Interest [member]
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days